Taxes on Income (Details) - Schedule of reconciliation of effective tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Effective Tax Rate [Abstract]
Statutory tax rate	23.00%	23.00%	23.00%
Permanent differences	(4.00%)	7.00%	5.00%
Change in valuation allowance	(19.00%)	(30.00%)	(28.00%)
Effective tax rate